share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2021 EquityInstruments $ / shares	Jun. 30, 2021 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%	150.00%
TELUS International (Cda) Inc. restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period	2,039,588	1,383,642
Granted - Initial award	657,525	1,327,817
Non-vested	(365,150)	(365,150)
Forfeited	(9,766)	(24,112)
Outstanding, end of period	2,322,197	2,322,197
Number of restricted share units - vested
Vested	365,150	365,150
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 13.55	$ 7.94
Granted - Initial award | $ / shares	29.17	27.06
Vested | $ / shares	6.18	6.18
Forfeited | $ / shares	8.47	7.37
Outstanding, end of period, non-vested | $ / shares	$ 17.39	$ 17.39